Leases - Schedule of Leases Recognized in Profit or Loss (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Schedule of Leases Recognized in Profit or Loss [Line Items]
Right-of-use assets	RM 509,448	$ 125,604	RM 480,114	RM 236,272
Interest on lease liabilities	231,431	57,059	253,389	124,157
Property [Member]
Schedule of Leases Recognized in Profit or Loss [Line Items]
Right-of-use assets	509,448	125,604	480,114	211,384
Farm [Member]
Schedule of Leases Recognized in Profit or Loss [Line Items]
Right-of-use assets				RM 24,888